Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

8.Inventories

Inventories consist of the following：

	As of December 31,
	2020	2021
	US$	US$
Products	33,212,956	21,727,954
Packaging materials and others	50,138	91,045
Inventories	33,263,094	21,818,999

Inventories write-down are recorded in cost of product sales in the consolidated statement of operations and comprehensive income/(loss), which were US$ 1,194,496, US$ 548,109 and US$ 4,634,522 for the years ended December 31, 2019, 2020 and 2021, respectively.